Related Party Balances and Transactions - Schedule of Amount Due to Related Parties-current (Parenthetical) (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Amount due to related parties		$ 5,804	$ 8,117
Ordinary Shareholders [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]	5,775	5,862
Unpaid Repurchase [Member] | Ordinary Shareholders [Member]
Related Party Transaction [Line Items]
Amount due to related parties		$ 5,775	$ 5,862

[1]	The amounts of $5,862 and $5,775 as of December 31, 2016 and 2017 primarily included the unpaid repurchase amount by the Group to its ordinary shareholders. Please refer to Note 11 for repurchase of ordinary shares.